UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

General Government Securities Money Market Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Government Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.70%, Class B shares yielded 0.48%, and Dreyfus Class shares yielded 0.95%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.70%, 0.48%, and 0.96%, respectively.1

Yields of money market instruments climbed over the reporting period in response to two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Less Accommodative Monetary Policy Boosted Interest Rates

The fall of 2017 saw a continued economic expansion, robust labor markets, and rising short-term interest rates. The Fed implemented an interest-rate hike in mid-December 2017, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1% and 175,000 new jobs were created in December 2017. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to federal tax reform legislation.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk.

February 2018 saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs. The unemployment rate stayed steady at 4.1%.

Heightened volatility in the financial markets persisted in March 2018, when investors reacted nervously to potential new trade tariffs. Job creation trailed off with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1% for the sixth consecutive month, while consumer confidence fell slightly. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

In April 2018, the unemployment rate slid to 3.9%, and 175,000 new jobs were added. Retail sales grew 0.3% amid strong consumer confidence. Long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May 2018 saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969. An estimated 244,000 new jobs were added. Meanwhile, retail sales grew at a faster-than-expected 0.8% rate, even as fuel prices moved sharply higher. The Consumer Price Index and average hourly wages rose 2.8% and 2.7% above prior year levels, respectively, indicating that inflation is accelerating.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 1.75% and 2.00%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided for the fund’s Class B shares reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares yield would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.20	$5.14	$2.85
Ending value (after expenses)	$1,003.50	$1,002.40	$1,004.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$4.23	$5.19	$2.87
Ending value (after expenses)	$1,020.74	$1,019.80	$1,022.09

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.03% for Class B and for .57% Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Government Agencies - 66.6%
Federal Farm Credit Bank:
6/3/18, 1 Month LIBOR + .05%	1.96	15,000,000	[a]	15,000,000
6/6/18, 1 Month LIBOR - .09%	1.87	100,000,000	[a]	99,951,477
6/8/18, 1 Month LIBOR + .06%	1.92	10,000,000	[a]	10,000,100
6/25/18, 1 Month LIBOR - .04%	1.92	50,000,000	[a]	50,000,000
Federal Home Loan Bank:
6/14/18	1.70	100,000,000	[b]	99,938,611
6/14/18, 3 Month LIBOR - .13%	1.99	25,000,000	[a]	24,999,281
6/19/18, 1 Month LIBOR FLAT	1.95	50,000,000	[a]	50,000,000
6/23/18, 1 Month LIBOR - .04%	1.92	65,000,000	[a]	65,002,363
7/9/18	1.74	200,000,000	[b]	199,633,722
7/13/18	1.76	100,000,000	[b]	99,795,833
7/20/18	1.88	150,000,000	[b]	149,618,208
8/3/18	1.73	124,500,000	[b]	124,125,255
Federal Home Loan Mortgage Corp.:
8/2/18	1.83	130,000,000	[b,c]	129,591,403
Total U.S. Government Agencies (cost $1,117,656,253)				1,117,656,253

Repurchase Agreements - 33.3%
ABN AMRO Bank	1.77	20,000,000		20,000,000
Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $20,000,983 (fully collateralized by $20,483,763.24 U.S. Treasuries, 1%-3.88%, due 11/15/18-5/15/47, value $20,400,001)
Bank of Nova Scotia	1.77	75,000,000		75,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $75,003,688 (fully collateralized by $74,985,723 U.S. Treasuries (including strips), 0%-6.88%, due 11/1/18-5/15/46, value $76,500,001)

Barclays Bank	1.78	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $100,004,944 (fully collateralized by $99,747,900 U.S. Treasuries, 1.13%-7.50%, due 7/31/19-11/15/24, value $102,000,064)

6

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Repurchase Agreements - 33.3% (continued)
BNP Paribas	1.78	80,000,000		80,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $80,003,956 (fully collateralized by $135,098,034 U.S. Treasuries (including strips), 0%-7.25%, due 2/15/19-11/15/45, value $81,600,00)

Credit Agricole CIB	1.77	108,000,000		108,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $108,005,310 (fully collateralized by $112,133,592 U.S. Treasuries (including strips), 0%-8.75%, due 6/7/18-5/15/48, value $110,160,001)

Merrill Lynch & Co. Inc.	1.74	75,000,000	[d]	75,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 9/4/18 in the amount of $75,244,888 (fully collateralized by $85,812,313 Agency Collateralized Mortgage Obligation, Interest Only, due 3/20/41-5/20/66, value $81,000,001), U.S. Overnight Bank Funding Rate + .04%

Natixis New York Branch	1.78	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/18, due 6/1/18 in the amount of $100,004,944 (fully collateralized by $103,980,187 U.S. Treasuries (including strips), 0%-8.75%, due 7/15/18-11/15/46, value $102,000,000)

Total Repurchase Agreements (cost $558,000,000)				558,000,000
Total Investments (cost $1,675,656,253)		99.9%		1,675,656,253
Cash and Receivables (Net)		.1%		2,299,052
Net Assets		100.0%		1,677,955,305

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of May 31, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2018, these securities amounted to $75,000,000 or 4.47% of net assets.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	56.2
Repurchase Agreements	33.3
Federal Farm Credit Bank	10.4
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $558,000,000) —Note 1(b)	1,675,656,253	1,675,656,253
Cash		2,750,397
Interest receivable		390,668
Prepaid expenses		605,462
		1,679,402,780
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,362,721
Payable for shares of Common Stock redeemed		9,671
Accrued expenses		75,083
		1,447,475
Net Assets ($)		1,677,955,305
Composition of Net Assets ($):
Paid-in capital		1,677,950,880
Accumulated net realized gain (loss) on investments		4,425
Net Assets ($)		1,677,955,305

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	6,535,219	1,548,244,027	123,176,059
Shares Outstanding	6,535,575	1,548,284,776	123,175,548
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	14,134,847
Expenses:
Management fee—Note 2(a)	4,706,001
Shareholder servicing costs—Note 1 and Note 2(c)	2,654,557
Distribution, service and prospectus fees—Note 2(b)	1,787,795
Registration fees	318,214
Directors’ fees and expenses—Note 2(d)	55,250
Professional fees	35,702
Prospectus and shareholders’ reports	33,349
Custodian fees—Note 2(c)	19,417
Miscellaneous	21,239
Total Expenses	9,631,524
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(212,421)
Less—reduction in fees due to earnings credits—Note 2(c)	(3,688)
Net Expenses	9,415,415
Investment Income—Net	4,719,432
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	5,308
Net Increase in Net Assets Resulting from Operations	4,724,740

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	4,719,432	1,181,493
Net realized gain (loss) on investments	5,308	-
Net Increase (Decrease) in Net Assets Resulting from Operations	4,724,740	1,181,493
Distributions to Shareholders from ($):
Investment income—net:
Class A	(24,333)	(13,366)
Class B	(4,148,415)	(810,851)
Dreyfus Class	(546,684)	(357,276)
Total Distributions	(4,719,432)	(1,181,493)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	686,985	106,940,098
Class B	2,776,976,820	4,902,922,782
Dreyfus Class	548,337,069	829,373,485
Distributions reinvested:
Class A	23,260	11,858
Class B	4,036,326	784,443
Dreyfus Class	539,056	351,233
Cost of shares redeemed:
Class A	(2,268,332)	(206,455,700)
Class B	(3,039,989,746)	(5,666,598,105)
Dreyfus Class	(543,195,953)	(721,521,590)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(254,854,515)	(754,191,496)
Total Increase (Decrease) in Net Assets	(254,849,207)	(754,191,496)
Net Assets ($):
Beginning of Period	1,932,804,512	2,686,996,008
End of Period	1,677,955,305	1,932,804,512

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.001	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.35[b]	.13	.01	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.84	.75	.82	.82	.80
Ratio of net expenses to average net assets	.84[d]	.64	.40	.12	.07	.13
Ratio of net investment income to average net assets	.68[d]	.03	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	6,535	8,092	107,596	41,256	36,702	43,994

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

12

Six Months Ended
May 31, 2018		Year Ended November 30,
Class B Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24[c]	.04	.01	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.06	1.03	1.03	1.04	1.03
Ratio of net expenses to average net assets	1.03[d]	.81	.37	.12	.07	.12
Ratio of net investment income to average net assets	.47[d]	.03	.01	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	1,548,244	1,807,215	2,570,107	1,232,194	1,084,674	1,105,250

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Dreyfus Class	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.003	.000[b]	-
Distributions:
Dividends from investment income—net	(.005)	(.003)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.48[c]	.31	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[d]	.59	.60	.55[d]
Ratio of net expenses to average net assets	.57[d]	.59	.42	.15[d]
Ratio of net investment income to average net assets	.93[d]	.45	.01	-
Net Assets, end of period ($ x 1,000)	123,176	117,497	9,292	1,040

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 19 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (5 billion shares authorized), Class B (6 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2018, sub-accounting service fees amounted to $439,529 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

16

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,675,656,253
Level 3 - Significant Unobservable Inputs	-
Total	1,675,656,253

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $883 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2017. These short-term capital losses can be carried forward for an unlimited period.

18

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2018, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2018, Class A shares were charged $7,227 pursuant to the Service Plan.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2018, Class B shares were charged $1,780,568 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class A and Dreyfus Class shares were charged $960 and $0, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2017 through May 31, 2018 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2018, Class B shares were charged $2,197,643 pursuant to the Class B Shareholder Services Plan, of which $212,421 was reimbursed by Dreyfus.

20

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $13,465 for transfer agency services and $920 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $920.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $19,417 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,768.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $648 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $724,242, Distribution Plan fees $270,584, Shareholder Services Plan fees $404,195, custodian fees $17,558, Chief Compliance Officer fees 5,267 and transfer agency fees $5,436, which are offset against an expense reimbursement currently in effect in the amount of $64,561.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

21

For More Information

General Government Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0975SA0518

General Treasury Securities Money Market Fund

SEMIANNUAL REPORT May 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury Securities Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Securities Money Market Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General Treasury Securities Money Market Fund’s Class A shares produced an annualized yield of 0.73%, Class B shares yielded 0.48%, and Dreyfus Class shares yielded 0.91%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.74%, 0.48%, and 0.92%, respectively.1

Yields of money market instruments climbed over the reporting period in response to two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the fund’s dividend income in their state and locality.

Less Accommodative Monetary Policy Boosted Interest Rates

The fall of 2017 saw a continued economic expansion, robust labor market gains, and rising short-term interest rates as the Fed implemented another interest-rate hike in mid-December 2017, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1% and 175,000 new jobs were created in December 2017. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to federal tax reform legislation.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk.

February 2018 saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs. The unemployment rate stayed steady at 4.1%.

Heightened volatility in the financial markets persisted in March 2018, when investors reacted nervously to potential new trade tariffs. Job creation trailed off with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1% for the sixth consecutive month, but consumer confidence fell slightly. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

In April 2018, the unemployment rate slid to 3.9%, and 175,000 new jobs were added to the workforce. Retail sales grew 0.3% amid persistently strong consumer confidence. In addition, long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May 2018 saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969. An estimated 244,000 new jobs were added during the month. Meanwhile, retail sales grew at a faster-than-expected 0.8% rate, even as fuel prices moved sharply higher. The Consumer Price Index and average hourly wages rose 2.8% and 2.7% above prior year levels, respectively, indicating that inflation is accelerating.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 1.75% and 2.00%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided for the fund’s Class B shares reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares yield would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.85	$5.14	$2.95
Ending value (after expenses)	$1,003.70	$1,002.40	$1,004.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.88	$5.19	$2.97
Ending value (after expenses)	$1,021.09	$1,019.80	$1,021.99

† Expenses are equal to the fund’s annualized expense ratio of .77% for Class A, 1.03% for Class B and .59% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
U.S. Treasury Bills - 71.6%
6/7/18	1.66	72,000,000	[a]	71,980,140
6/14/18	1.66	361,000,000	[a]	360,783,835
6/21/18	1.67	221,000,000	[a]	220,795,692
6/28/18	1.75	420,000,000	[a]	419,450,325
7/5/18	1.70	50,000,000	[a]	49,919,958
7/19/18	1.72	270,000,000	[a]	269,383,267
8/2/18	1.82	125,000,000	[a]	124,609,809
8/9/18	1.84	100,000,000	[a]	99,648,292
8/16/18	1.89	175,000,000	[a]	174,305,444
8/23/18	1.91	100,000,000	[a]	99,560,792
Total U.S. Treasury Bills (cost $1,890,437,554)				1,890,437,554

U.S. Treasury Floating Rate Notes - 22.7%
6/1/18, 3 Month U.S. T-BILL + .17%	1.92	50,000,000	[b]	50,030,546
6/1/18, 3 Month U.S. T-BILL + .03%	1.93	40,000,000	[b]	40,004,113
6/1/18, 3 Month U.S. T-BILL FLAT	1.93	110,000,000	[b]	109,943,054
6/1/18, 3 Month U.S. T-BILL + .07%	1.97	100,000,000	[b]	99,999,972
6/1/18, 3 Month U.S. T-BILL + .14%	2.02	150,000,000	[b]	150,018,429
6/1/18, 3 Month U.S. T-BILL + .17%	2.07	150,000,000	[b]	150,000,826
Total U.S. Treasury Floating Rate Notes (cost $599,996,940)				599,996,940

U.S. Treasury Notes - 5.7%
10/31/18 (cost $149,263,691)	1.90	150,000,000		149,263,691
Total Investments (cost $2,639,698,185)		100.0%		2,639,698,185
Cash and Receivables (Net)		.0%		711,100
Net Assets		100.0%		2,640,409,285

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

6

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	71.6
U.S. Treasury Floating Rate Notes	22.7
U.S. Treasury Notes	5.7
100.0

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	2,639,698,185	2,639,698,185
Cash		1,731,891
Interest receivable		1,154,949
Prepaid expenses		413,618
		2,642,998,643
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,894,249
Payable for shares of Common Stock redeemed		663,761
Accrued expenses		31,348
		2,589,358
Net Assets ($)		2,640,409,285
Composition of Net Assets ($):
Paid-in capital		2,640,374,579
Accumulated net realized gain (loss) on investments		34,706
Net Assets ($)		2,640,409,285

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	11,703,333	1,703,566,135	925,139,817
Shares Outstanding	11,703,164	1,703,543,432	924,842,099
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	19,609,380
Expenses:
Management fee—Note 2(a)	6,502,098
Shareholder servicing costs—Note 1 and Note 2(c)	2,832,010
Distribution, service and prospectus fees—Note 2(b)	1,813,183
Registration fees	472,717
Directors’ fees and expenses—Note 2(d)	80,360
Professional fees	35,300
Prospectus and shareholders’ reports	20,712
Custodian fees—Note 2(c)	17,475
Miscellaneous	25,001
Total Expenses	11,798,856
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(168,965)
Less—reduction in fees due to earnings credits—Note 2(c)	(8,468)
Net Expenses	11,621,423
Investment Income—Net	7,987,957
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(34,707)
Net Increase in Net Assets Resulting from Operations	7,953,250

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	7,987,957	1,600,114
Net realized gain (loss) on investments	(34,707)	69,413
Net Increase (Decrease) in Net Assets Resulting from Operations	7,953,250	1,669,527
Distributions to Shareholders from ($):
Investment income—net:
Class A	(38,111)	(11,675)
Class B	(4,209,822)	(598,805)
Dreyfus Class	(3,740,024)	(1,054,950)
Total Distributions	(7,987,957)	(1,665,430)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	4,246,681	3,779,489
Class B	2,114,954,797	6,606,826,156
Dreyfus Class	1,292,860,704	1,588,078,374
Distributions reinvested:
Class A	37,953	11,511
Class B	4,202,441	585,837
Dreyfus Class	1,428,131	744,063
Cost of shares redeemed:
Class A	(2,363,493)	(2,818,744)
Class B	(2,212,458,718)	(8,191,642,771)
Dreyfus Class	(850,713,307)	(1,659,124,144)
Increase (Decrease) in Net Assets from Capital Stock Transactions	352,195,189	(1,653,560,229)
Total Increase (Decrease) in Net Assets	352,160,482	(1,653,556,132)
Net Assets ($):
Beginning of Period	2,288,248,803	3,941,804,935
End of Period	2,640,409,285	2,288,248,803

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.001	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.004)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.37[b]	.13	.01	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[d]	.84	.74	.76	.74	.73
Ratio of net expenses to average net assets	.77[d]	.75	.26	.04	.04	.08
Ratio of net investment income to average net assets	.74[d]	.13	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	11,703	9,783	8,810	18,730	24,175	28,632

a Amount represents less than $.001 per share
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2018		Year Ended November 30,
Class B Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24[b]	.03	.01	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.05	1.03	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.03[d]	.74	.30	.04	.04	.07
Ratio of net investment income to average net assets	.47[d]	.02	.01	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	1,703,566	1,796,885	3,381,129	2,879,958	2,376,010	2,218,418

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

12

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Dreyfus Class Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.002	.000[b]
Distributions:
Dividends from investment income—net	(.005)	(.002)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.46[c]	.22	.01[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[d]	.62	.61[d]
Ratio of net expenses to average net assets	.59[d]	.57	.32[d]
Ratio of net investment income to average net assets	.93[d]	.21	.01[d]
Net Assets, end of period ($ x 1,000)	925,140	481,581	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2018, sub-accounting service fees amounted to $446,086 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,639,698,185
Level 3 - Significant Unobservable Inputs	-
Total	2,639,698,185

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

16

capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2018, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2018, Class A shares were charged $10,402 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2018, Class B shares were charged $1,802,781 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class A and Dreyfus Class shares were charged $232 and $101,000, respectively, pursuant to the Shareholder Services Plan.

Dreyfus had undertaken from December 1, 2017 through May 31, 2018 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily

18

net assets of Class A shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2018, there was no reduction pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2017 through May 31, 2018 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2018, Class B shares were charged $2,230,430 pursuant to the Class B Shareholder Services Plan, of which $168,965 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $42,575 for transfer agency services and $2,888 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2,888.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $17,475 pursuant to the custody agreement. These fees were partially offset by earnings credits of $5,580.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $2,035 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,153,743, Distribution Plan fees $295,007, Shareholder Services Plan fees $439,600, custodian fees $11,281, Chief Compliance Officer fees $5,267 and transfer agency fees $15,205, which are offset against an expense reimbursement currently in effect in the amount of $25,854.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

NOTES

21

For More Information

General Treasury Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0387SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)